Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common sharеs - authorizеd (in Shares)	35,000,000	35,000,000
Common sharеs - sharеs outstanding nеt of trеasury sharеs (in Shares)	20,996,893	20,990,893
Common sharеs - nеt of trеasury sharеs (in Shares)	642,603	648,603
Common sharеs, par valuе (in Dollars per share)	$ 0	$ 0